Schedule of investments
Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series
March 31, 2026 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 88.31%<<
Alternative / Specialty Fund — 4.29%
Nomura VIP Science and Technology Series – Standard Class	58,056	$ 1,911,784
		1,911,784
Fixed Income Funds — 20.21%
Nomura VIP Corporate Bond Series – Service Class	1,508,298	7,043,752
Nomura VIP High Income Series – Standard Class	78,449	227,503
Nomura VIP Limited-Term Bond Series – Service Class	367,991	1,736,915
		9,008,170
Global / International Equity Fund — 21.35%
Nomura VIP International Core Equity Series – Standard Class	526,715	9,512,475
		9,512,475
US Equity Funds — 42.46%
Nomura VIP Core Equity Series – Service Class	724,563	9,622,200
Nomura VIP Growth and Income Series – Standard Class	142,691	5,729,035
Nomura VIP Smid Cap Core Series – Service Class	161,632	2,209,505
Nomura VIP Value Series – Service Class	298,827	1,362,650
		18,923,390
Total Affiliated Mutual Funds (cost $41,733,760)		39,355,819

Affiliated Exchange-Traded Funds — 9.77%<<
Nomura Focused International Core ETF	39,464	954,819
Nomura Focused Large Growth ETF	105,272	2,696,774
Nomura Transformational Technologies ETF	30,926	702,382
Total Affiliated Exchange-Traded Funds (cost $4,877,546)		4,353,975

Short-Term Investments — 1.51%
Money Market Mutual Funds — 1.51%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.55%)	167,772	167,772
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	167,773	167,773
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	167,772	167,772
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.57%)	167,773	167,773
Total Short-Term Investments (cost $671,090)		671,090

Total Value of Securities—99.59% (cost $47,282,396)		44,380,884
Receivables and Other Assets Net of Liabilities—0.41%★		184,059
Net Assets Applicable to 9,196,869 Shares Outstanding — 100.00%		$44,564,943
<<	Affiliated company.
★	Includes $200,000 cash collateral held at broker for futures contracts as of March 31, 2026.
NQ- IV043 [0326] 0526 (5459500)    1

Schedule of investments
Nomura VIP Pathfinder Moderately Aggressive – Managed Volatility Series
The following futures contracts were outstanding at March 31, 2026:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Short Contracts:
E-Mini Russell 2000 Index
(4)	$(502,440)	$(499,368)	6/18/26	$—	$(3,072)	$(16,800)
E-Mini S&P 500 Index
(7)	(2,299,763)	(2,340,167)	6/18/26	40,404	—	(63,875)
Total Futures Contracts		$(2,839,535)		$40,404	$(3,072)	$(80,675)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Series’ total exposure in such contracts, whereas only the variation margin is reflected in the Series’ net assets.
Summary of abbreviations:
ETF – Exchange-Traded Fund
Summary of abbreviations: (continued)
S&P – Standard & Poor’s Financial Services LLC

2    NQ- IV043 [0326] 0526 (5459500)